SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
Stock option activity
Expiry Date	Exercise Price		January 1, 2019	Granted 2019	Exercised	Cancelled	December 31, 2020

February 14, 2027	$	US0.006	-	10,000,000	-	-	10,000,000